SEGMENTED INFORMATION Schedule of revenue by geographical region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 615,607	$ 607,798	$ 548,523
Americas [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	194,019	196,476	157,803
Europe, Middle East and Africa [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	137,803	116,686	87,629
Asia-Pacific [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 283,785	$ 294,636	$ 303,091